Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 14,023,679	$ 13,985,558
Work in process	267,465	264,814
Finished goods	9,793,567	9,062,606
Total	$ 24,084,711	$ 23,312,978